Income tax expense - Narrative (Details) € in Millions				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2021 installment	Nov. 30, 2020 installment	Aug. 03, 2020 EUR (€) installment	Apr. 30, 2019 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2021 EUR (€) installment	Mar. 31, 2019 EUR (€)
Italy
Disclosure of contingent liabilities [line items]
Taxation settlement payments				€ 3.6
Current tax liabilities, non-current			€ 10.9		€ 13.6	€ 12.4	€ 16.6
Number of quarterly installments | installment	3	3	3			16
Losses on litigation settlements					0.9
Tax provision regarding merchant invoices					0.0	€ 0.3	0.0
Germany | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						4.1
Germany | Taxation interest
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					€ 3.8	€ 0.3	€ 3.7